Development costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Development costs
Net capitalized development costs	$ 2,861	$ 1,533	$ 1,800	$ 1,800
Engineering Expenditures	$ 32,877	$ 20,068